Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 40	$ 52,893	$ 31,555	$ (76)	$ 84,412
Balance, shares at Dec. 31, 2010	17,346,561
Changes during period
Stock based compensation		117			117
Dividends paid			(4,163)		(4,163)
Net income			4,335		4,335
Other comprehensive income				6	6
Balance at Dec. 31, 2011	40	53,010	31,727	(70)	84,707
Balance, shares at Dec. 31, 2011	17,346,561
Changes during period
Stock based compensation		302			302
Dividends paid			(15,786)		(15,786)
Net income			8,290		8,290
Other comprehensive income				438	438
Balance at Dec. 31, 2012	40	53,312	24,231	368	77,951
Balance, shares at Dec. 31, 2012	17,346,561
Changes during period
Stock based compensation		567			567
Dividends paid			(5,030)		(5,030)
Net income			6,522		6,522
Other comprehensive income				473	473
Balance at Dec. 31, 2013	$ 40	$ 53,879	$ 25,723	$ 841	$ 80,483
Balance, shares at Dec. 31, 2013	17,346,561